Related Party Transactions (Details 8) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total	$ 1,450,627	$ 5,669,252
Entity C [Member]
Related Party Transaction [Line Items]
Total		4,296,375
Entity D's subsidiaries [Member]
Related Party Transaction [Line Items]
Total	$ 1,450,627	$ 1,372,877